Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LORD ABBETT MID CAP STOCK FUND INC
Entity Central Index Key	0000716788
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000003858
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid-Cap Stock Fund Inc.
Class Name	Class A
Trading Symbol	LAVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Mid-Cap Stock Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
AssetsNet	$ 1,144,414,549
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 3,346,934
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$1,144,414,549
# of Portfolio Holdings	65
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,346,934

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.02%
Consumer Discretionary	4.14%
Consumer Staples	4.93%
Energy	7.00%
Financials	18.10%
Health Care	9.99%
Industrials	23.23%
Information Technology	14.71%
Materials	6.63%
Real Estate	2.84%
Utilities	6.44%
Repurchase Agreements	0.93%
Money Market FundFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000003860
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid-Cap Stock Fund Inc.
Class Name	Class C
Trading Symbol	LMCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Mid-Cap Stock Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.75%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.75%
AssetsNet	$ 1,144,414,549
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 3,346,934
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$1,144,414,549
# of Portfolio Holdings	65
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,346,934

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.02%
Consumer Discretionary	4.14%
Consumer Staples	4.93%
Energy	7.00%
Financials	18.10%
Health Care	9.99%
Industrials	23.23%
Information Technology	14.71%
Materials	6.63%
Real Estate	2.84%
Utilities	6.44%
Repurchase Agreements	0.93%
Money Market FundFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054846
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid-Cap Stock Fund Inc.
Class Name	Class F
Trading Symbol	LMCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Mid-Cap Stock Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
AssetsNet	$ 1,144,414,549
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 3,346,934
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$1,144,414,549
# of Portfolio Holdings	65
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,346,934

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.02%
Consumer Discretionary	4.14%
Consumer Staples	4.93%
Energy	7.00%
Financials	18.10%
Health Care	9.99%
Industrials	23.23%
Information Technology	14.71%
Materials	6.63%
Real Estate	2.84%
Utilities	6.44%
Repurchase Agreements	0.93%
Money Market FundFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000188260
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid-Cap Stock Fund Inc.
Class Name	Class F3
Trading Symbol	LOVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Mid-Cap Stock Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
AssetsNet	$ 1,144,414,549
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 3,346,934
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$1,144,414,549
# of Portfolio Holdings	65
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,346,934

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.02%
Consumer Discretionary	4.14%
Consumer Staples	4.93%
Energy	7.00%
Financials	18.10%
Health Care	9.99%
Industrials	23.23%
Information Technology	14.71%
Materials	6.63%
Real Estate	2.84%
Utilities	6.44%
Repurchase Agreements	0.93%
Money Market FundFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000003862
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid-Cap Stock Fund Inc.
Class Name	Class I
Trading Symbol	LMCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Mid-Cap Stock Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 1,144,414,549
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 3,346,934
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$1,144,414,549
# of Portfolio Holdings	65
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,346,934

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.02%
Consumer Discretionary	4.14%
Consumer Staples	4.93%
Energy	7.00%
Financials	18.10%
Health Care	9.99%
Industrials	23.23%
Information Technology	14.71%
Materials	6.63%
Real Estate	2.84%
Utilities	6.44%
Repurchase Agreements	0.93%
Money Market FundFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000003861
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid-Cap Stock Fund Inc.
Class Name	Class P
Trading Symbol	LMCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Mid-Cap Stock Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$62	1.20%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%
AssetsNet	$ 1,144,414,549
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 3,346,934
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$1,144,414,549
# of Portfolio Holdings	65
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,346,934

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.02%
Consumer Discretionary	4.14%
Consumer Staples	4.93%
Energy	7.00%
Financials	18.10%
Health Care	9.99%
Industrials	23.23%
Information Technology	14.71%
Materials	6.63%
Real Estate	2.84%
Utilities	6.44%
Repurchase Agreements	0.93%
Money Market FundFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054847
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid-Cap Stock Fund Inc.
Class Name	Class R2
Trading Symbol	LMCQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Mid-Cap Stock Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$69	1.35%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%
AssetsNet	$ 1,144,414,549
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 3,346,934
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$1,144,414,549
# of Portfolio Holdings	65
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,346,934

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.02%
Consumer Discretionary	4.14%
Consumer Staples	4.93%
Energy	7.00%
Financials	18.10%
Health Care	9.99%
Industrials	23.23%
Information Technology	14.71%
Materials	6.63%
Real Estate	2.84%
Utilities	6.44%
Repurchase Agreements	0.93%
Money Market FundFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054848
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid-Cap Stock Fund Inc.
Class Name	Class R3
Trading Symbol	LMCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Mid-Cap Stock Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$64	1.25%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
AssetsNet	$ 1,144,414,549
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 3,346,934
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$1,144,414,549
# of Portfolio Holdings	65
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,346,934

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.02%
Consumer Discretionary	4.14%
Consumer Staples	4.93%
Energy	7.00%
Financials	18.10%
Health Care	9.99%
Industrials	23.23%
Information Technology	14.71%
Materials	6.63%
Real Estate	2.84%
Utilities	6.44%
Repurchase Agreements	0.93%
Money Market FundFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000158202
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid-Cap Stock Fund Inc.
Class Name	Class R4
Trading Symbol	LMCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Mid-Cap Stock Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
AssetsNet	$ 1,144,414,549
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 3,346,934
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$1,144,414,549
# of Portfolio Holdings	65
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,346,934

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.02%
Consumer Discretionary	4.14%
Consumer Staples	4.93%
Energy	7.00%
Financials	18.10%
Health Care	9.99%
Industrials	23.23%
Information Technology	14.71%
Materials	6.63%
Real Estate	2.84%
Utilities	6.44%
Repurchase Agreements	0.93%
Money Market FundFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000158203
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid-Cap Stock Fund Inc.
Class Name	Class R5
Trading Symbol	LMCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Mid-Cap Stock Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 1,144,414,549
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 3,346,934
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$1,144,414,549
# of Portfolio Holdings	65
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,346,934

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.02%
Consumer Discretionary	4.14%
Consumer Staples	4.93%
Energy	7.00%
Financials	18.10%
Health Care	9.99%
Industrials	23.23%
Information Technology	14.71%
Materials	6.63%
Real Estate	2.84%
Utilities	6.44%
Repurchase Agreements	0.93%
Money Market FundFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000158204
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid-Cap Stock Fund Inc.
Class Name	Class R6
Trading Symbol	LMCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Mid-Cap Stock Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
AssetsNet	$ 1,144,414,549
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 3,346,934
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$1,144,414,549
# of Portfolio Holdings	65
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,346,934

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.02%
Consumer Discretionary	4.14%
Consumer Staples	4.93%
Energy	7.00%
Financials	18.10%
Health Care	9.99%
Industrials	23.23%
Information Technology	14.71%
Materials	6.63%
Real Estate	2.84%
Utilities	6.44%
Repurchase Agreements	0.93%
Money Market FundFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.